Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.36

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025110667	XXX	XXX	XXX	XXX	XXX	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTi of XXX%.;	XXX Underwriting Loan Approval is Deficient - 1008 indicates loan was AUS approved (pg XXX); XXX XXX run through XXX as notated on 1008 (pg XXX) and file contains AUS/DU XXX. Per guidelines, Manual Underwrite is required and AUS decisioning is not utilized. AUS/DU findings must be run at XXX regardless of manual underwrite. - XXX - Recd updated 1008 reflecting manual underwriting.

2025110668	XXX	XXX	XXX	XXX	XXX	XXX	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;	XXX Missing Sufficient Evidence of Insurance - XXX (pg XXX) does not list the borrower as the insured or reflect the address of the insured property. Invoice (pg XXX) does reflect the Insured's name of the borrowers.
 - XXX HOI Policy reflecting the borrower as the insured and the subject property address received.

XXX  Appraisal is Incomplete - Missing updated appraisal reflecting the final sales price of $XXX.  Per addendum to sales contract the sales price was reduced to $XXX from $XXX, page XXX. - XXX Agree with lender response. Cleared, TPR Error.

2025110669	XXX	XXX	XXX	XXX	XXX	XXX				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Low DTI - Low DTI of XXX%.;	XXX Non-Warrantable Condominium - Project has XXX on Roofs Insurance not allowed by XXX because they require full coverage and do not accept XXX insurance - Investor Exception page XXX., Client Comment: XXXInvestor Acknowledged Exception.